Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Cash and cash equivalents	$ 123,251	$ 161,305	$ 192,962	$ 74,625